Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Suppliers	$ 3,415	$ 3,798
Personnel	776	703
Deposits and guarantees	1,119	1,170
Others	907	713
Total	6,217	6,384
Current	5,066	5,265
Non-current	$ 1,151	$ 1,119